BALANCE SHEET DETAILS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net:
Total	$ 110,916,000	$ 164,625,000
Less: accumulated depreciation and impairment	(102,050,000)	(152,426,000)
Total Property, plant and equipment, net	8,866,000	12,199,000
Write off of fully depreciated property, plant and equipment	45,300,000	19,900,000
Accumulated depreciation related to write off of fully depreciated property, plant and equipment	45,200,000	19,800,000
IPTV divestiture
Property, plant and equipment, net:
Derecognized amount of property, plant and equipment	9,100,000
Accumulated depreciation related to derecognized amount of property, plant and equipment	8,200,000
iTV deconsolidation
Property, plant and equipment, net:
Derecognized amount of property, plant and equipment	2,000,000
Accumulated depreciation related to derecognized amount of property, plant and equipment	600,000
Buildings
Property, plant and equipment, net:
Total		253,000
Leasehold improvements
Property, plant and equipment, net:
Total	9,992,000	20,475,000
Accelerated amortization of Beijing Office leasehold improvement due to early termination	900,000
Automobiles
Property, plant and equipment, net:
Total	2,055,000	3,965,000
Software
Property, plant and equipment, net:
Total	28,542,000	29,542,000
Equipment and Furniture
Property, plant and equipment, net:
Total	69,253,000	110,048,000
Others
Property, plant and equipment, net:
Total	$ 804,000	$ 342,000